Leases (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Leases [Line Items]
Number of office premise	$ 1
Number of warehouse	1
Number of office equipment	$ 1
Lease term	1 year	1 year
Leases	$ 1,036,346	$ 803,790	$ 1,003,596	$ 1,009,759
Minimum [Member]
Leases [Line Items]
Lease agreements with lease terms	3 years	3 years
Maximum [Member]
Leases [Line Items]
Lease agreements with lease terms	6 years	6 years